Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPIRIT OF AMERICA INVESTMENT FUND INC
Prospectus Date	rr_ProspectusDate	May 01, 2018
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND (the “Real Estate Fund”) SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Real Estate Fund seeks to provide current income and growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Real Estate Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Real Estate Fund. The sales charge you pay for Class A Shares of the Real Estate Fund depends upon the dollar amount invested. For purchases made until June 4, 2018, you may qualify for sales charge discounts if you invest at least $100,000 in the Funds comprising Spirit of America Investment Funds, Inc., which includes the Spirit of America Real Estate Income and Growth Fund, the Spirit of America Large Cap Value Fund, the Spirit of America Municipal Tax Free Bond Fund, the Spirit of America Income Fund and the Spirit of America Income & Opportunity Fund and the Spirit of America Energy Fund (which offers sales charge discounts if you invest at least $25,000 in the Spirit of America Energy Fund offered in a separate prospectus), collectively referred to as the “Spirit of America Investment Funds.” Effective June 5, 2018, you may qualify for sales charge discounts if you invest at least $250,000 in the Spirit of America Investment Funds offered in this Prospectus. More information about these and other discounts is available from your financial professional and in the sections titled “Additional Information About How to Purchase Shares” and “Distribution Arrangements—Sale of Class A Shares” of the Real Estate Fund’s prospectus and in the section titled “How to Purchase Shares” of the Real Estate Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Real Estate Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Real Estate Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Real Estate Fund’s performance. During the most recent fiscal year ended December 31, 2017, the Real Estate Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of Class A Shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	you may qualify for sales charge discounts if you invest at least $100,000 in the Funds comprising Spirit of America Investment Funds, Inc., which includes the Spirit of America Real Estate Income and Growth Fund, the Spirit of America Large Cap Value Fund, the Spirit of America Municipal Tax Free Bond Fund, the Spirit of America Income Fund and the Spirit of America Income & Opportunity Fund and the Spirit of America Energy Fund (which offers sales charge discounts if you invest at least $25,000 in the Spirit of America Energy Fund offered in a separate prospectus), collectively referred to as the “Spirit of America Investment Funds.” Effective June 5, 2018, you may qualify for sales charge discounts if you invest at least $250,000 in the Spirit of America Investment Funds offered in this Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Real Estate Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Real Estate Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Real Estate Fund invests primarily in real estate investment trusts (“REITs”) with successful track records. REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate-related loans or interests.

A REIT is a company that derives at least 75% of its gross income from (a) rents from real property, (b) interests in real property or interest on obligations secured by mortgages, (c) the sale or other disposition of real property, (d) dividends, distributions or other gains from investments in other REITs, (e) abatements or tax refunds on real property, (f) income and gain derived from certain foreclosure property, (g) amounts received or accrued for entering into agreements to make loans secured by mortgages on real property or to purchase or lease property, and (h) certain other qualified temporary investment income. A REIT must also receive 95% of its gross income from (a) dividends, (b) interest, (c) rents from real property, (d) gain from the sale or other disposition of stock, securities, and real property, (e) abatements and refunds on taxes on real property, (f) income and gain from certain foreclosure property, (g) amounts received or accrued for entering into agreements to make loans secured by mortgages on real property or to purchase or lease property, and (h) mineral royalty income. REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate-related loans or interests. REITs generally are classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Mortgage REITs invest the majority of their assets in companies that own real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Real Estate Fund will indirectly bear its proportionate share of expenses incurred by REITs in which it invests, in addition to the expenses incurred directly by the Real Estate Fund.

The Real Estate Fund intends to invest, under normal circumstances, at least 80% of its total assets in equity REITs and the equity securities of real estate industry companies. The Real Estate Fund looks for stock where the price is low relative to the underlying value of the company and its real estate. The Real Estate Fund evaluates price/earnings ratios to attempt to identify those REITs which have strong underlying value; selects REITs paying high dividends in comparison to other REITs; evaluates earnings and dividend growth potential and continuously monitors interest rates, occupancies, rental income and new construction.

		The Real Estate Fund may also invest in mortgage-backed securities, investment-grade taxable municipal obligations, master limited partnerships (“MLPs”) and short-term investments.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Real Estate Fund intends to invest, under normal circumstances, at least 80% of its total assets in equity REITs and the equity securities of real estate industry companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Real Estate Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Real Estate Fund could lose money over short or long periods of time. You should expect and be able to bear the risk that the Real Estate Fund’s share price will fluctuate within a wide range. There is no assurance that the Real Estate Fund will achieve its investment objective. The Real Estate Fund’s performance could be adversely affected by the following principal risks (presented alphabetically):
  Industry Risk—The cyclical nature of the real estate industry subjects real estate and real estate related securities held by the Real Estate Fund to any market or economic condition, such as changes in real estate values, interest rates, cash flow of underlying real estate assets and occupancy rates, that may affect the value of real estate (up or down).
  Investment-Grade Taxable Municipal Obligations Risk—Investment-grade taxable municipal obligations may be downgraded after the Real Estate Fund invests in them. In addition, their prices will fall as interest rates rise, and rise as interest rates fall. Rising interest rates may reduce the demand for REITs which may cause them to perform badly.
  MLP Risk—Investing in MLPs involves risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right, as described in more detail in the prospectus.
  Mortgage-back Securities Risk—Mortgage-backed securities are subject to prepayment or non-payment on the underlying mortgage.
  Portfolio Management Risk—The Real Estate Fund’s ability to achieve its investment objective is dependent on Spirit of America Management Corp.’s (the “Adviser”) ability to identify profitable investment opportunities for the Fund. The stocks purchased by the Adviser may not perform as anticipated.
  Real Estate Risk—The Real Estate Fund concentrates in real estate and real estate related securities and the real estate sector may underperform in comparison with other investment sectors.
  REIT Risk—REIT securities may be more volatile in price than the securities of larger market capitalization companies.
  Risk of Loss—The potential loss of your investment in the Real Estate Fund if the Fund depreciates in value.
  Short-term Investment Risk—Short-term investments carry the risk that a greater rate of return may have been earned on an investment more consistent with the Real Estate Fund’s investment objectives. Their prices will fluctuate as interest rates fluctuate.
		Suitability: An investment in the Real Estate Fund may be suitable for long-term investors who wish to invest a portion of their overall equity portfolio in a mutual fund that invests primarily in REITs. Investors should be willing to accept the potential volatility of such investments and the risks of a fund that concentrates in a single industry.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Real Estate Fund could lose money over short or long periods of time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate the risks of investing in the Real Estate Fund by showing changes in the Real Estate Fund’s performance from year to year and by showing how the Real Estate Fund’s average annual total returns compare with those of a broad measure of market performance. The Real Estate Fund’s past performance (before and after taxes) does not necessarily indicate how the Real Estate Fund will perform in the future.

The bar chart shows the changes in the annual total returns for each of the last ten calendar years for the Real Estate Fund’s Class A Shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown. Updated performance information, current through the most recent month end, is available by calling Ultimus Asset Services, LLC, the Fund’s transfer agent (the “Transfer Agent”), at 1-800-452-4892.

		The performance information displayed in the bar chart is the performance of Class A Shares only, which will differ from Class C Shares to the extent the classes do not have the same expenses and inception dates.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the changes in the annual total returns for each of the last ten calendar years for the Real Estate Fund’s Class A Shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-452-4892
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Real Estate Fund’s past performance (before and after taxes) does not necessarily indicate how the Real Estate Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Real Estate Fund’s Annual Returns (%) Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 36.99% in the quarter ended September 30, 2009 Worst Quarter (43.87)% in the quarter ended December 31, 2008
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class A Shares and will vary from after-tax returns for Class C Shares to the extent that the classes do not have the same expenses and inception dates.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table shows how the Real Estate Fund’s average annual returns compare with those of its benchmark, the MSCI US REIT Index.
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.97%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
1 year	rr_ExpenseExampleYear01	$ 668
3 years	rr_ExpenseExampleYear03	968
5 years	rr_ExpenseExampleYear05	1,291
10 years	rr_ExpenseExampleYear10	$ 2,201
2008	rr_AnnualReturn2008	(48.46%)
2009	rr_AnnualReturn2009	32.20%
2010	rr_AnnualReturn2010	32.41%
2011	rr_AnnualReturn2011	1.24%
2012	rr_AnnualReturn2012	15.10%
2013	rr_AnnualReturn2013	3.15%
2014	rr_AnnualReturn2014	29.55%
2015	rr_AnnualReturn2015	(1.88%)
2016	rr_AnnualReturn2016	5.66%
2017	rr_AnnualReturn2017	6.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(43.87%)
1 Year	rr_AverageAnnualReturnYear01	1.16%
5 Years	rr_AverageAnnualReturnYear05	6.98%
10 Years	rr_AverageAnnualReturnYear10	3.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.15%	[2]
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.97%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
1 year	rr_ExpenseExampleYear01	$ 321
3 years	rr_ExpenseExampleYear03	682
5 years	rr_ExpenseExampleYear05	1,169
10 years	rr_ExpenseExampleYear10	2,513
1 year	rr_ExpenseExampleNoRedemptionYear01	221
3 years	rr_ExpenseExampleNoRedemptionYear03	682
5 years	rr_ExpenseExampleNoRedemptionYear05	1,169
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,513
1 Year	rr_AverageAnnualReturnYear01	5.11%
5 Years	rr_AverageAnnualReturnYear05		[2]
10 Years	rr_AverageAnnualReturnYear10		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.58%	[2]
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.64%)	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	5.58%	[3],[4]
10 Years	rr_AverageAnnualReturnYear10	2.82%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.62%	[2],[3],[4]
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.72%	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	5.18%	[3],[4]
10 Years	rr_AverageAnnualReturnYear10	2.72%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%	[2],[3],[4]
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | MSCI US REIT Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.06%	[5]
5 Years	rr_AverageAnnualReturnYear05	9.34%	[5]
10 Years	rr_AverageAnnualReturnYear10	7.44%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	9.00%	[2],[5]

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on redemptions of Class A Shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.
[2]	Class A Shares of the Real Estate Fund commenced operations on January 9, 1998. Class C Shares of the Real Estate Fund commenced operations on March 15, 2016.
[3]	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns shown are for Class A Shares and will vary from after-tax returns for Class C Shares to the extent that the classes do not have the same expenses and inception dates.
[5]	The Morgan Stanley Capital International ("MSCI") US REIT Index is an unmanaged index. The MSCI US REIT Index is a free float- adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The index represents approximately 85% of the US REIT universe. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. The Since Inception performance reported for the MSCI US REIT Index is reflective of the inception date of Class A Shares of the Real Estate Fund. A direct investment in an index is not possible.